Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CoinShares Bitcoin and Ether ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(10.70%)	64.89%	136.95%	(63.08%)
CoinShares Bitcoin Mining ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	72.17%	23.64%	304.05%